28) Intangible assets and goodwill (Details Text)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Calculation uses cash-flow predictions based on financial budgets approved by management, with a terminal growth rate	6.10%	6.60%
The forecast cash flows have been discounted at a rate	12.60%	11.50%
Acquisition Of Banking Rights In Accordance With Contract Agreement Customer Portfolio [Member]
Statement Line Items [Line Items]
Rate of amortization	20.00%
Acquisition Of Banking Rights In Accordance With Contract Agreement Others [Member]
Statement Line Items [Line Items]
Rate of amortization	20.00%
Acquisition Of Banking Rights In Accordance With Contract Agreement Software [Member]
Statement Line Items [Line Items]
Rate of amortization	20.00%